Supplementary Insurance Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	$ 101.5	[1]	$ 114.4	[1]	$ 153.5	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	3,291.1	[2]	3,152.2	[2]	3,203.2	[2]
Unearned Premiums	658.2	[3]	654.1	[3]	803.6	[3]
Premium Revenue, net (premiums earned)	1,082.0	[4]	1,211.6	[4]	1,414.9	[4]
Net Investment Income	125.8	[5],[6]	133.6	[5],[6]	145.5	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	863.1	[7]	777.5	[7]	853.1	[7]
Amortization (Deferral) of Deferred Acquisition Costs	7.7	[8],[9]	30.5	[8],[9]	(6.4)	[8],[9]
Other Insurance Expenses	418.0	[10],[11]	435.5	[10],[11]	527.6	[10],[11]
Premiums Written, net	1,071.8	[12]	1,095.7	[12]	1,421.4	[12]
Excess And Surplus Lines [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	34.9	[1]	37.5	[1]	46.6	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	1,271.8	[2]	1,338.0	[2]	1,359.6	[2]
Unearned Premiums	215.9	[3]	229.9	[3]	293.1	[3]
Premium Revenue, net (premiums earned)	405.3	[4]	489.7	[4]	537.0	[4]
Net Investment Income	56.0	[5],[6]	58.6	[5],[6]	62.8	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	247.1	[7]	311.1	[7]	355.0	[7]
Amortization (Deferral) of Deferred Acquisition Costs	2.6	[8],[9]	9.1	[8],[9]	1.9	[8],[9]
Other Insurance Expenses	137.2	[10],[11]	157.1	[10],[11]	181.3	[10],[11]
Premiums Written, net	390.0	[12]	436.7	[12]	529.8	[12]
Commercial Specialty [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	22.1	[1]	21.0	[1]	24.3	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	622.8	[2]	610.5	[2]	605.4	[2]
Unearned Premiums	176.4	[3]	173.0	[3]	191.9	[3]
Premium Revenue, net (premiums earned)	316.7	[4]	332.8	[4]	364.0	[4]
Net Investment Income	27.7	[5],[6]	29.8	[5],[6]	29.3	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	236.4	[7]	221.8	[7]	239.9	[7]
Amortization (Deferral) of Deferred Acquisition Costs	(1.1)	[8],[9]	3.3	[8],[9]	(0.5)	[8],[9]
Other Insurance Expenses	107.8	[10],[11]	101.4	[10],[11]	107.7	[10],[11]
Premiums Written, net	317.2	[12]	314.1	[12]	358.8	[12]
International Specialty [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	1.4	[1]	1.0	[1]	2.1	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	237.9	[2]	123.0	[2]	76.0	[2]
Unearned Premiums	79.3	[3]	67.3	[3]	54.7	[3]
Premium Revenue, net (premiums earned)	101.3	[4]	100.3	[4]	87.7	[4]
Net Investment Income	10.9	[5],[6]	8.4	[5],[6]	8.5	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	149.1	[7]	43.3	[7]	15.4	[7]
Amortization (Deferral) of Deferred Acquisition Costs	(0.4)	[8],[9]	1.1	[8],[9]	1.0	[8],[9]
Other Insurance Expenses	31.2	[10],[11]	27.6	[10],[11]	29.5	[10],[11]
Premiums Written, net	97.4	[12]	106.3	[12]	98.9	[12]
Syndicate 1200 [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	43.1	[1]	54.9	[1]	80.5	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	755.3	[2]	623.7	[2]	609.6	[2]
Unearned Premiums	186.6	[3]	183.7	[3]	263.0	[3]
Premium Revenue, net (premiums earned)	259.3	[4]	290.1	[4]	424.1	[4]
Net Investment Income	17.2	[5],[6]	14.2	[5],[6]	11.5	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	222.6	[7]	203.2	[7]	244.4	[7]
Amortization (Deferral) of Deferred Acquisition Costs	6.6	[8],[9]	17.0	[8],[9]	(8.8)	[8],[9]
Other Insurance Expenses	112.4	[10],[11]	114.1	[10],[11]	171.7	[10],[11]
Premiums Written, net	266.8	[12]	240.9	[12]	432.0	[12]
Run-Off Lines [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	0	[1]	0	[1]	0	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	403.3	[2]	457.0	[2]	552.6	[2]
Unearned Premiums	0	[3]	0.2	[3]	0.9	[3]
Premium Revenue, net (premiums earned)	(0.6)	[4]	(1.3)	[4]	2.1	[4]
Net Investment Income	13.3	[5],[6]	17.2	[5],[6]	22.6	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	7.9	[7]	(1.9)	[7]	(1.6)	[7]
Amortization (Deferral) of Deferred Acquisition Costs	0	[8],[9]	0	[8],[9]	0	[8],[9]
Other Insurance Expenses	8.3	[10],[11]	11.1	[10],[11]	19.9	[10],[11]
Premiums Written, net	0.4	[12]	(2.3)	[12]	1.9	[12]
Corporate And Other [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	0	[1]	0	[1]	0	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	0	[2]	0	[2]	0	[2]
Unearned Premiums	0	[3]	0	[3]	0	[3]
Premium Revenue, net (premiums earned)	0	[4]	0	[4]	0	[4]
Net Investment Income	0.7	[5],[6]	5.4	[5],[6]	10.8	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	0	[7]	0	[7]	0	[7]
Amortization (Deferral) of Deferred Acquisition Costs	0	[8],[9]	0	[8],[9]	0	[8],[9]
Other Insurance Expenses	21.1	[10],[11]	24.2	[10],[11]	17.5	[10],[11]
Premiums Written, net	$ 0	[12]	$ 0	[12]	$ 0	[12]

[1]	Deferred Policy Acquisition Cost
[2]	Future Policy Benefits, Losses, Claims and Loss Expenses
[3]	Unearned Premiums
[4]	Premium Revenue, net (premiums earned)
[5]	Net Investment Income
[6]	Net Investment Income allocated based upon each segment's share of investable funds.
[7]	Benefits, Claims, Losses and Settlement Expenses
[8]	Amortization (Deferral) of Deferred Policy Acquisition Costs
[9]	The amortization (deferral) of DAC will not equal the change in the balance sheet. See Note 1, "Business and Significant Accounting Policies" for further discussion regarding Argo International's DAC balance.
[10]	Other Operating Expenses
[11]	Other Insurance Expenses allocated based on specific identification, where possible, and related activities.
[12]	Premiums Written, net